Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 5. Goodwill

Goodwill consists of the following (in thousands):

	June 30	December 31
	2019	2018

123Wish, Inc.	$419	$419
Love Media House, Inc.	1,172	1,172
Browning Productions & Entertainment, Inc.	622	622
	$2,213	$2,213

Note 6. Goodwill

The following is the detail of the Goodwill that arose on acquisitions described in Note 3:

	December 31	December 31
	2018	2017

123Wish, Inc.	$419	$—
Love Media House, Inc. (formerly C. Rod, Inc.)	1,172	—
Browning Productions & Entertainment, Inc	622
	$2,213	$—